Goodwill and Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of goodwill

The changes in the carrying amount of goodwill for the six months ended July 31, 2018 were as follows (in thousands):

Balance at January 31, 2018	$37,306
Foreign currency translation	(1,937)

Balance at July 31, 2018	$35,369

The changes in the carrying amount of goodwill for the years ended January 31, 2016, 2017 and 2018 are as follows (in thousands):

Balance at January 31, 2016	$34,026
Foreign currency translation	1,756

Balance at January 31, 2017	35,782

Goodwill additions	139
Foreign currency translation	1,385

Balance at January 31, 2018	$37,306

Intangible assets

Intangible assets consisted of the following:

	As of July 31, 2018
(in thousands)	Estimated Fair Value	Accumulated Amortization	Acquisition- related Intangibles, Net
Existing technology	$19,694	$(17,981)	$1,713
Tradenames / trademarks	1,919	(1,474)	445
Customer contracts & related relationships	11,582	(7,563)	4,019
Certifications	6,917	(4,154)	2,763
Maintenance contracts & related relationships	1,498	(954)	544

	$41,610	$(32,126)	9,484

Cumulative translation adjustment			655

Total			$10,139

	As of January 31, 2018
(in thousands)	Estimated Fair Value	Accumulated Amortization	Acquisition- related Intangibles, Net
Existing technology	$19,694	$(15,953)	$3,741
Tradenames / trademarks	1,919	(1,294)	625
Customer contracts & related relationships	11,582	(6,411)	5,171
Certifications	6,917	(3,462)	3,455
Maintenance contracts & related relationships	1,498	(804)	694

	$41,610	$(27,924)	13,686

Cumulative translation adjustment			462

Total			$14,148

The carrying value of intangible assets as of January 31, 2017 and 2018 were as follows:

	As of January 31, 2017
(in thousands)	Estimated Fair Value	Accumulated Amortization	Acquisition- related Intangibles, Net
Existing technology	$19,188	$(10,416)	$8,772
Tradenames / trademarks	1,919	(898)	1,021
Customer contracts & related relationships	11,606	(4,165)	7,441
Certifications	6,917	(2,079)	4,838
Maintenance contracts & related relationships	1,498	(507)	991
Non-competition agreements	772	(482)	290

	$41,900	$(18,547)	23,353

Cumulative translation adjustment			(382)

Total			$22,971

	As of January 31, 2018
(in thousands)	Estimated Fair Value	Accumulated Amortization	Acquisition- related Intangibles, Net
Existing technology	$19,694	$(15,953)	$3,741
Tradenames / trademarks	1,919	(1,294)	625
Customer contracts & related relationships	11,582	(6,411)	5,171
Certifications	6,917	(3,462)	3,455
Maintenance contracts & related relationships	1,498	(804)	694
Non-competition agreements	772	(772)	—

	$42,382	$(28,696)	13,686

Cumulative translation adjustment			462

Total			$14,148

Amortization of finite-lived intangible assets

Amortization of finite-lived intangible assets for the three and six months ended July 31, 2018 and 2017 was as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
(in thousands)	2017	2018	2017	2018
Cost of subscription revenue	$1,691	$1,003	$3,388	$2,671
Sales and marketing	665	765	1,505	1,530

	$2,356	$1,768	$4,893	$4,201

Amortization of finite-lived intangible assets for the years ended January 31, 2016, 2017 and 2018, is classified in the consolidated statements of operations and comprehensive loss as follows:

	Year Ended January 31,
(in thousands)	2016	2017	2018
Cost of revenue—Subscription	$4,030	$6,940	6,793
Sales and marketing	1,965	3,385	3,250

	$5,995	$10,325	10,043

Future amortization of finite-lived intangibles

As of July 31, 2018, future amortization of finite-lived intangibles that will be recorded in cost of revenue and operating expenses is estimated as follows, excluding cumulative translation adjustment (in thousands):

Fiscal 2019, remainder	$3,324
Fiscal 2020	4,227
Fiscal 2021	1,933

Total	$9,484

As of January 31, 2018, future amortization of finite-lived intangibles that will be recorded in cost of revenue and operating expenses is estimated as follows, excluding cumulative translation adjustment:

Years Ending January 31, (in thousands)
2019	$7,526
2020	4,227
2021	1,933

Total	$13,686